FORM N-SAR-U
                                       ANNUAL REPORT
                                FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                            /  /       (a)

or fiscal year ending:                                      12/31/97      (b)

Is this a transition report?:(Y/N)                             N
                                                            -------

Is this an amendment to a previous filing? (Y/N)               N
                                                            -------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.    Registrant Name:         First Investors Single Payment and Periodic
                                     Payment Plans for the Accumulation of
                                     Shares of First Investors Global Fund, Inc.

      B.    File Number:             811-575

      C.    Telephone Number:
                                     (212) 858-8200

2.    A.    Street:                  95 Wall Street

      B.    City:  New York          C.  State: New York      D.  Zip Code: 10005       Zip Ext:


      E.    Foreign Country:                                                       Foreign Postal Code:


3.          Is this the first filing on this form by Registrant? (Y/N)                    N
                                                                                   ---------------

4.          Is this the last filing on this form by Registrant? (Y/N)                     N
                                                                                   ---------------

5.          Is Registrant a small business investment company (SBIC)? (Y/N)               N
                                                                                   ---------------
            [If answer is "Y" (Yes), complete only items 89 through 110.]


6.          Is Registrant a unit investment trust (UIT)?  (Y/N)                           Y
                                                                                   ---------------
            [If answer is "Y" (Yes), complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio  company?  (Y/N)
            [If answer is "N" (No), go to item 8.]                                 ---------------

      B.    How many separate series or portfolios did Registrant have at the
            end of the period?                                                     ---------------






                                                      --------------------------
                                                      If filing more than one
            For period ending     12/31/97            Page 50, "X" box: [_]
                                                      --------------------------

            File number  811-     575


123.      [/]    State the total value of the additional units considered
                 in answering item 122 ($000's omitted)                           $
                                                                                   ------------


124.      [/]    State the total  value of units of prior  series that were       $
           -     placed in the  portfolios of subsequent  series during the        ------------
                 current period (the value of these units is to be measured on the date they were  placed  in the  subsequent  series)
                 ($000's omitted)



125.      [/]    State the total  dollar  amount of sales  loads  collected
           -     (before  reallowances  to other  brokers  or  dealers)  by
                 Registrant's  principal  underwriter  and any  underwriter which is an affiliated person of the principal underwriter
                 during the current period solely from the sale of units of       $         241
                 all series of Registrant ($000's omitted)                         ------------


126.     Of the amount shown in item 125,  state the total dollar amount of
         sales  loads  collected  from  secondary   market   operations  in
         Registrant's  units (include the sales loads, if any, collected on
         units of a prior  series  placed in the  portfolio of a subsequent       $           0
         series.) ($000's omitted)                                                 ------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                     Number of         Total Assets        Total Income
                                                                      Series             ($000's          Distributions
                                                                     INVESTING           OMITTED         (000'S OMITTED)

A.       U.S. Treasury direct issue                                                    $                   $
                                                                 -----------------      --------            --------

B.       U.S. Government agency                                                        $                   $
                                                                 -----------------      --------            --------

C.       State and municipal tax-free                                                  $                   $
                                                                 -----------------      --------            --------

D.       Public utility debt                                                           $                   $
                                                                 -----------------      --------            --------


E.       Brokers or dealers debt or debt of brokers' or
         dealers' parent                                                               $                   $
                                                                 -----------------      --------            --------


F.       All other corporate intermed. & long-term
         debt                                                                          $                   $
                                                                 -----------------      --------            --------



G.       All other corporate short-term debt                                           $                   $
                                                                 -----------------      --------            --------


H.       Equity securities of brokers or dealers or parents of
         brokers or dealers                                                            $                   $
                                                                 -----------------      --------            --------


I.       Investment company equity securities                               1          $  26,178           $      99
                                                                 --------------         --------            --------

J.       All other equity securities                                                   $                   $
                                                                 -----------------      --------            --------


K.       Other securities                                                              $                   $
                                                                 -----------------      --------            --------


L.       Total assets of all series of registrants                                     $  26,178           $
                                                                 -----------------      --------            --------

                                                    ---------------------------
                                                    If filing more than one
            For period ending     12/31/97          Page 50, "X" box: [  ]
                                                    ---------------------------

            File number  811-     575



128.      [/]    Is the timely  payment of principal  and interest on any of the portfolio securities held by any of  Registrant's  series at the end of the current period  insured or guaranteed  by an entity other than the issuer?
                 (Y/N)                                                                         -------------
                                                                                               Y/N

129.             [/] Is the issuer of any instrument  covered in item 128 delinquent or in default as to payment of  principal or interest at the end of the current
                 period? (Y/N)                                                                 -------------
                                                                                               Y/N

                 [If answer is "N" (No), go to item 131.]

130.      [/]    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
                 guarantees? (Y/N)                                                             -------------
                                                                                               Y/N
                 [If answer is "N" (No), go to item 131.]

131.     Total expenses incurred by all series of Registrant during the current reporting
         period ($000's omitted)                                                               $        103
                                                                                                -----------



132.     [/]     List the "811" (Investment  Company Act of 1940) registration  number for all Series of Registrant that are being included in this filing


811-                      811-                     811-                    811-                     811-
     ------------             ------------             -------------            -------------            -----------

811-                      811-                     811-                    811-                     811-
     ------------             ------------             -------------            -------------            -----------

811-                      811-                     811-                    811-                     811-
     ------------             ------------             -------------            -------------            -----------

         This report is signed on behalf of the depositor in the City and State of New York on the 24th day of February, 1998.


                                                 FIRST INVESTORS CORPORATION
                                                  Depositor




Witness        /S/Larry R. Lavoie                 By /S/Marvin M. Hecker
               -------------------------            --------------------------
               Larry R.Lavoie                        Marvin M. Hecker
               Secretary                             President